EXPLORATION AND EVALUATION INTERESTS	12 Months Ended
Dec. 31, 2022
EXPLORATION AND EVALUATION INTERESTS
EXPLORATION AND EVALUATION INTERESTS
9.	EXPLORATION AND EVALUATION INTERESTS

Exploration and evaluation assets

	Eskay	KSP	Kingpin	Red Chris	Snip	Sofia	Total
Balance, December 31, 2020	$73,182	$—	$—	$—	$1,892	$—	$75,074
Adjust closure liability (Note 15)	787	—	—	—	(805)	—	(18)
Additions	475	—	—	—	—	—	475
Balance, December 31, 2021	$74,444	$—	$—	$—	$1,087	$—	$75,531
Adjust closure liability (Note 15)	1,162	—	—	—	(153)	—	1,009
Acquisition of QuestEx properties (Note 8)	—	7,872	3,936	—	—	1,312	13,120
Additions	2,882	—	—	2,871	25	—	5,778
Balance, December 31, 2022	$78,488	$7,872	$3,936	$2,871	$959	$1,312	$95,438

Eskay Creek Property, British Columbia, Canada

On October 2, 2020, Skeena completed the acquisition of the Eskay Creek property (“Eskay”) from a subsidiary of Barrick Gold Corporation (“Barrick”). Certain of Eskay claims are subject to a 1% to 2% net smelter return (“NSR”) royalty payable to various vendors, while the entire Eskay land package was subject to a 1% NSR royalty payable to Barrick, of which 0.5% of the NSR royalty could be purchased for $17,500,000 during the 24-month period after closing (the “Barrick NSR”). On September 23, 2022, Skeena purchased the Barrick NSR for cash consideration of $17,500,000.

On December 30, 2022, Franco-Nevada Corporation exercised its right of first refusal over the sale of the Barrick NSR and acquired the Barrick NSR for cash consideration of $27,000,000 and contingent cash consideration of $1,500,000 which is payable upon the completion of certain milestones. During the year ended December 31, 2022, the Company incurred transaction costs of $37,000 and recognized a gain of $9,463,000 relating to the sale of the Barrick NSR.

On October 28, 2022, the Company acquired the Eskay North mineral property (“Eskay North”) in the Golden Triangle area, near Eskay, from Tudor Gold Corp. for share consideration of 231,404 common shares on closing and cash consideration of $1,400,000 payable on the sixth month anniversary of the closing date (“Tudor Transaction”). Pursuant to the Tudor Transaction, the Company issued 231,404 common shares valued at $1,432,000, recognized a cash obligation of $1,400,000 (Note 16) and incurred transaction costs of $36,000 during the year ended December 31, 2022. Management regards Eskay North as being part of Eskay. Accordingly, the Company recognized $2,868,000 in additions to Eskay during the year ended December 31, 2022.

KSP Property, British Columbia, Canada

On June 1, 2022, Skeena acquired a 100% interest in KSP property (“KSP”) upon its acquisition of QuestEx (Note 8). KSP is located to the southeast of the former Snip gold mine in the Golden Triangle of British Columbia and is subject to a 2% NSR royalty, of which 1% of the NSR royalty can be purchased for $2,000,000 within 240 days of commercial production.

9.	EXPLORATION AND EVALUATION INTERESTS (continued)

Kingpin Property, British Columbia, Canada

On June 1, 2022, Skeena acquired a 100% interest in Kingpin property (“Kingpin”) upon its acquisition of QuestEx (Note 8). Kingpin is located in the Golden Triangle of British Columbia, contiguous with and to the south of KSP. Kingpin is subject to a 2% NSR royalty, of which 1% of the NSR royalty can be purchased for $1,000,000 within 240 days of commercial production and the remaining 1% of the NSR royalty for $5,000,000 at any time thereafter.

Red Chris Properties, British Columbia, Canada

On October 18, 2022, the Company acquired three properties in the Golden Triangle area that are located on either side of Newcrest and Imperial Metals’ Red Chris mine, approximately 20km southeast of the village of Iskut (the “Red Chris Properties”), from Coast Copper Corp. for $3,000,000, payable in six equal payments of $250,000 in cash and $250,000 in common shares based on the 20-day volume weighted average trading price on the TSX, at closing and at each six-month anniversary of closing (the “Coast Copper Transaction”). Accordingly, the Company paid $250,000, issued 39,936 common shares valued at $238,000, recognized a cash obligation of $1,079,000 (Note 16) and recognized a commitment to issue shares of $1,250,000. The fair value of the cash obligation represents the present value of the remaining five payments using a discount rate of 10% per annum.

During the year ended December 31, 2022, the Company incurred transaction costs of $54,000 relating to the Coast Copper Transaction.

One of the Red Chris Properties is subject to a 2% NSR royalty, which can be purchased for $2,000,000 within 120 days of commercial production.

Snip Property, British Columbia, Canada

On July 19, 2017, the Company completed the final share payment under its option to acquire a 100% interest in the Snip property (“Snip”) from Barrick. The optioned property consists of one mining lease, holding the former Snip gold mine and four mineral tenures located in the Golden Triangle of British Columbia.

Barrick retained a 1% NSR royalty on the property. Alternatively, subject to Skeena delineating in excess of 2,000,000 ounces of gold, Barrick may exercise its right to purchase a 51% interest in Snip in exchange for paying the Company three times the costs incurred by the Company in exploring and developing the property (the “Barrick Option”), following which the parties would form a joint venture (the “Barrick JV”) and Barrick would relinquish its 1% NSR royalty. In addition, an unrelated historic 3% royalty exists on gold recovered from ore containing at least 0.3 ounces of gold per ton.

9.	EXPLORATION AND EVALUATION INTERESTS (continued)

Snip Property, British Columbia, Canada (continued)

On October 16, 2018, Skeena closed an agreement with Hochschild Mining Holdings Limited (“Hochschild”) under which the Company granted Hochschild an option to earn 60% of Skeena’s interest in Snip (the “Hochschild Option”). Hochschild had 3 years to provide notice to Skeena that it wished to exercise the Hochschild Option. Once notice had been provided, Hochschild would then have 3 years (the “Option Period”) to:

●	incur expenditures on Snip that are no less than twice the amount of such expenditures incurred by Skeena from March 23, 2016 up until the time of exercise of the Hochschild Option;
●	incur no less than $7,500,000 in exploration or development expenditures on Snip in each 12-month period of the Option Period; and
●	provide 60% of the financial assurance required by governmental authorities for the Snip mining properties.

After completing minimum expenditure of $22,500,000, Hochschild may extend the Option Period by a further period of 12 months by making a cash payment to Skeena of $1,000,000.

On October 14, 2021, Hochschild exercised the Hochschild Option. Pursuant to the agreement, Hochschild would need to incur expenditures of approximately $100 million during the Option Period. Should Hochschild successfully complete the earn-in, a joint venture would be established between the Skeena and Hochschild (the “Primary Snip JV”), and Skeena would be entitled to anti-dilution protection of up to $15,000,000.

Should Barrick elect to exercise the Barrick Option, relinquish its 1% NSR royalty and pay the Company three times the costs incurred by the Company in exploring and developing the property, and should Hochschild successfully complete the earn-in during the Option Period, the resulting Barrick JV interests would then be comprised of Barrick and the Primary Snip JV holding 51% and 49%, respectively.

Sofia Property, British Columbia, Canada

On June 1, 2022, Skeena acquired the Sofia property (“Sofia”) upon its acquisition of QuestEx (Note 8). Sofia consists of a group of mining claims in the Liard Mining Division of northeast British Columbia. Sofia is subject to a 2% NSR royalty, of which 1% of the NSR royalty can be purchased for $2,000,000 within one year of commercial production.

Spectrum Property, British Columbia, Canada

On October 27, 2014, the Company acquired a 100% interest in an area of northwest British Columbia known as the Ice Mountain Lands, which is also known as the Spectrum property (“Spectrum”). On April 8, 2021, Skeena announced that a new conservancy to protect the environment and wildlife of Tahltan territory had been created covering Spectrum. Skeena returned its Spectrum mineral tenures, enabling the Tahltan Central Government, the Province of BC, Skeena, the Nature Conservancy of Canada and BC Parks Foundation to collaborate in creating this conservancy.

9.	EXPLORATION AND EVALUATION INTERESTS (continued)

Exploration and evaluation expenses

Year ended December 31, 2022	Eskay	Red Chris	Snip	Sofia	Total
Accretion (Note 14)	$63	$—	$—	$—	$63
Assays and analysis/storage	3,728	—	239	102	4,069
Camp and safety	2,985	—	—	1	2,986
Claim renewals and permits	900	—	57	—	957
Community relations	—	—	—	18	18
Depreciation (Note 11)	1,623	—	—	—	1,623
Drilling	13,131	—	—	1,681	14,812
Electrical	403	—	—	—	403
Environmental studies	8,515	—	54	—	8,569
Equipment rental	3,272	—	3	12	3,287
Fieldwork, camp support	17,746	—	104	135	17,985
Fuel	3,707	—	—	284	3,991
Geology, geophysics, and geochemical	17,909	49	18	224	18,200
Helicopter	4,441	—	—	960	5,401
Metallurgy	676	—	—	—	676
Part XII.6 tax (METC), net of sales tax recovery	36	—	—	(250)	(214)
Share-based payments (Note 12)	3,584	—	—	—	3,584
Transportation and logistics	4,081	—	—	1,111	5,192
Total for the year	$86,800	$49	$475	$4,278	$91,602

There were no exploration and evaluation expenses incurred on KSP and Kingpin during the year ended December 31, 2022.

Year ended December 31, 2021	Eskay	Snip	Total
Accretion (Note 14)	$68	$—	$68
Assays and analysis/storage	3,977	907	4,884
Camp and safety	5,652	604	6,256
Claim renewals and permits	476	86	562
Community relations	82	—	82
Depreciation (Note 11)	1,695	—	1,695
Drilling	10,517	7,041	17,558
Electrical	1,065	628	1,693
Environmental studies	5,522	767	6,289
Equipment rental	9,591	925	10,516
Fieldwork, camp support	17,366	4,513	21,879
Fuel	2,704	921	3,625
Geology, geophysics, and geochemical	12,927	1,832	14,759
Helicopter	3,584	3,994	7,578
Metallurgy	996	11	1,007
METC and sales tax recovery	(3,681)	—	(3,681)
Share-based payments (Note 12)	2,098	1,060	3,158
Transportation and logistics	6,746	2,778	9,524
Total for the year	$81,385	$26,067	$107,452